Employee benefit obligations - Assumptions and sensitivities (Details)	Dec. 31, 2025	Dec. 31, 2024
Germany
Disclosure of defined benefit plans [line items]
Rates of inflation	2.00%	2.00%
Rates of increase in salaries	3.00%	3.00%
Discount rates	4.33%	3.57%
U.K
Disclosure of defined benefit plans [line items]
Rates of inflation	2.80%	3.00%
Rates of increase in salaries	2.45%	2.60%
Discount rates	5.60%	5.55%
U.S.
Disclosure of defined benefit plans [line items]
Rates of inflation	2.20%	2.20%
Rates of increase in salaries	3.00%	3.00%
Discount rates	5.90%	5.87%